Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Aug. 06, 2012
Document And Entity Information
Entity Registrant Name	Amerilithium Corp.
Entity Central Index Key	0001448763
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	true
AmendmentDescription	Amendment No. 2
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		94,489,885
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Balance Sheet (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 361,633	$ 501,203
Total current assets	361,633	501,203
Fixed Assets
Computer Equipment	7,704	7,704
Total Fixed Assets	7,704	7,704
Less Accumulated Depreciation	1,504	1,119
Net Fixed Assets	6,200	6,585
Other Assets
Mining Claims	7,225,000	7,225,000
Other assets (restated)	0	0
Total Other Assets	7,225,000	7,225,000
Total assets	7,592,833	7,732,788
Current liabilities:
Accounts payable and accrued expenses	25,235	29,909
Accrued taxes		0
Convertible Debentures Current portion (restated)		0
Total current liabilities	25,235	29,909
Long-term liabilities:
Convertible Debentures (restated)	419,201	451,108
Total long-term liabilities	419,201	451,108
Total liabilities	444,436	481,017
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 150,000,000 authorized, 82,448,529, 71,724,104 and 67,277,224 shares issued and outstanding, respectively	82,449	71,724
Capital in excess of par value (restated)	9,919,022	9,387,787
Deficit accumulated during the development stage	(2,853,074)	(2,207,740)
Total stockholders' equity	7,148,397	7,251,771
Total liabilities and stockholders' deficit	$ 7,592,833	$ 7,732,788

Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
COMMON STOCK
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000
Common stock, issued	82,448,529	71,724,104

Statements of Operations (USD $)	3 Months Ended		98 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
REVENUE
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Salaries	34,500	34,500	456,257
Depreciation and Amortization	385	279	2,494
Mineral Property Expenditures	131,907	170,420	496,018
Legal and professional fees	210,755	32,830	1,194,256
Marketing and Advertising	68,514	1,160	222,944
Insurance	5,581	3,953	44,791
Dues and Subscriptions	2,544	2,352	29,674
Taxes	0	725	725
Other general and administrative	23,156	9,609	105,051
Total operating expenses	477,342	255,828	2,552,210
(Loss) from operations	(477,342)	(255,828)	(2,552,210)
Other income (expense):
Currency losses	0	0	(10,762)
Interest (expense) (restated)	(167,992)	0	(290,102)
(Loss) before taxes	(645,334)	(255,828)	(2,853,074)
Provision (credit) for taxes on income	0	0	0
Net (loss)	$ (645,334)	$ (255,828)	$ (2,853,074)
Basic earnings (loss) per common share	$ (0.0084)	$ (0.0038)
Weighted average number of shares outstanding	77,086,317	67,685,664

Statements of Stockholders' Deficit (USD $)	Common Stock	Capital in Excess of Par Value	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Feb. 01, 2004	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Feb. 01, 2004	0
Shares Issued, Shares	4,740,000
Shares Issued, Amount	4,740	14,060		18,800
Net (loss)			(104)	(104)
Ending Balance, Amount at Dec. 31, 2005	4,740	14,060	(104)	18,696
Ending Balance, Shares at Dec. 31, 2005	4,740,000
Shares Issued, Shares	360,000
Shares Issued, Amount	360	6,840		7,200
Net (loss)			(20,020)	(20,020)
Ending Balance, Amount at Dec. 31, 2006	5,100	20,900	(20,124)	5,876
Ending Balance, Shares at Dec. 31, 2006	5,100,000
Net (loss)			(981)	(981)
Ending Balance, Amount at Dec. 31, 2007	5,100	20,900	(21,105)	4,895
Beginning Balance, Shares at Dec. 31, 2007	5,100,000
Shares Issued, Shares	1,500,000
Shares Issued, Amount	1,500	58,500		60,000
Net (loss)			(41,539)	(41,539)
Ending Balance, Amount at Dec. 31, 2008	6,600	79,400	(62,644)	23,356
Ending Balance, Shares at Dec. 31, 2008	6,600,000
Shares Issued, Shares	200,000
Shares Issued, Amount	200	49,800		50,000
Net (loss)			(82,765)	(82,765)
Ending Balance, Amount at Dec. 31, 2009	6,800	129,200	(145,409)	(9,409)
Ending Balance, Shares at Dec. 31, 2009	6,800,000
Forward Stock Split 8:1, Shares	54,400,000
Forward Stock Split 8:1, Amount	47,600	(47,600)		0
Stock issued for purchase of mining claims, Shares	5,950,000
Stock issued for purchase of mining claims, Amount	5,950	6,804,050		6,810,000
Stock issued for financing agreement, Shares	1,218,891
Stock issued for financing agreement, Amount	1,219	1,044,552		1,045,771
Stock issued for loan conversion, Shares	4,800,000
Stock issued for loan conversion, Amount	4,800	25,200		30,000
Stock issued for advisory services, Shares	175,000
Stock issued for advisory services, Amount	175	80,425		80,600
Stock issued for consultancy agreement, Shares	350,000
Stock issued for consultancy agreement, Amount	350	184,650		185,000
Stock issued for finders fee agreement, Shares	300,000
Stock issued for finders fee agreement, Amount	300	95,700		96,000
Stock issued with warrant, Shares	83,333
Stock issued with warrant, Amount	83	99,917		100,000
Net (loss)			(1,066,066)	(1,066,066)
Ending Balance, Amount at Dec. 31, 2010	67,277	8,416,094	(1,211,475)	7,271,896
Ending Balance, Shares at Dec. 31, 2010	67,277,224
Stock issued for purchase of mining claims, Shares	600,000
Stock issued for purchase of mining claims, Amount	600	107,400		108,000
Stock issued for financing agreement, Shares	751,880
Stock issued for financing agreement, Amount	752	199,248		200,000
Stock issued for loan conversion, Shares	2,400,000
Stock issued for loan conversion, Amount	2,400	223,600		226,000
Bond discount on convertible debentures		267,240		267,240
Stock issued for advisory services, Shares	195,000
Stock issued for advisory services, Amount	195	52,205		52,400
Stock issued for consultancy agreement, Shares	500,000
Stock issued for consultancy agreement, Amount	500	122,000		122,500
Net (loss)			(996,265)	(996,265)
Ending Balance, Amount at Dec. 31, 2011	$ 71,724	$ 9,387,787	$ (2,204,506)	$ 7,251,771
Ending Balance, Shares at Dec. 31, 2011	71,724,104

Statements of Stockholders' Deficit (Parenthetical)	12 Months Ended
Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Forward stock split ratio	8

Statements of Cash Flows (USD $)	3 Months Ended		98 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Cash flows from operating activities:
Net (loss)	$ (645,334)	$ (255,828)	$ (2,853,074)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Expenses paid by issuance of Common Stock:	103,000		639,500
Amortization of bond discount and OID	147,993		265,842
Depreciation and Amortization	385	280	1,504
Change in current assets and liabilities:
Accounts payable and accrued expenses	4,387	78,802	15,793
Net cash flows from operating activities	(389,569)	(176,746)	(1,930,435)
Cash flows from investing activities:
Purchase of fixed assets	0	0	(7,704)
Purchase of Mining Rights	0	0	(307,000)
Net cash flows from investing activities	0	0	(314,704)
Cash flows from financing activities:
Proceeds from sale of common stock	0	222,405	1,887,162
Convertible debenture, net of OID	250,000	0	719,610
Stock subscription payable	0	0	0
Advances from shareholder	0	0	0
Proceeds/(Payment) of notes payable	0	0	0
Net cash flows from financing activities	250,000	222,405	2,606,772
Net cash flows	(139,569)	45,659	361,633
Cash and equivalents, beginning of period	501,203	230,554	0
Cash and equivalents, end of period	361,633	276,213	361,633
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS FOR:
Interest	(17,207)	0	(17,207)
Income taxes	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING:
Stock issued to acquire assets	0	0	6,918,000
Shares issued to settle convertible debenture	$ 403,753	$ 0	$ 629,753

Note 1 - Organization and summary of significant accounting policies:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Organization and summary of significant accounting policies:

Note 1 - Organization and summary of significant accounting policies:

Following is a summary of the Company’s organization and significant accounting policies:

Organization and nature of business –Amerilithium Corp formerly Kodiak International Inc., (“We,” or “the Company”) is a Nevada corporation incorporated on February 2, 2004. The Company is primarily engaged in the acquisition and exploration of mining properties.

The Company has been in the exploration stage since its formation and has not yet realized any revenues from its planned operations. Upon the location of commercially mineable reserves, the Company plans to prepare for mineral extraction and enter the development stage.

Basis of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to exploration stage enterprises. Changes in classification of 2010 amounts have been made to conform to current presentations.

Use of estimates -The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents -For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.

Property and Equipment – The Company values its investment in property and equipment at cost less accumulated depreciation. Depreciation is computed primarily by the straight line method over the estimated useful lives of the assets ranging from three to five years.

Mineral Property Acquisition and Exploration Costs – The company expenses all costs related to the exploration of mineral properties in which it has secured exploration rights prior to establishment of proven and probable reserves. Per Note 7, the Company has expended $7,225,000 in acquisition of mining rights.

Fair value of financial instruments and derivative financial instruments –The carrying amounts of cash, accounts payable, accrued expenses, and other current liabilities approximate fair value because of the short maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates. We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments in the management of foreign exchange, commodity price or interest rate market risks.

Federal income taxes - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with Accounting Standards Codification regarding Accounting for Income Taxes, which requires the use of the asset/liability method of accounting for income taxes. Deferred income taxes and tax benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred taxes are provided for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock – We have adopted Accounting Standards Codification regarding Earnings per Share, which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. During the periods presented all instruments convertible to common stock are anti-dilutive. We do not have a complex capital structure requiring the computation of diluted earnings per share.

Note 2 - Uncertainty, going concern:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Uncertainty, going concern:

Note 2 - Uncertainty, going concern:

At March 31, 2012, we were engaged in a business and had suffered losses from exploration stage activities to date. In addition, we have minimal operating funds. Although management is currently attempting to identify business opportunities and is seeking additional sources of equity or debt financing, there is no assurance these activities will be successful. Accordingly, we must rely on our officers to perform essential functions without compensation until a business operation can be commenced.

These factors raise doubt about the ability of the Company to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 3 - Restatement:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Restatement:

Note 3 - Restatement:

The financial statements have been revised to correct an error in accounting for the Company’s convertible debentures. The convertible debentures issued during the year contain a beneficial conversion feature that was not previously recognized. In accordance with the applicable GAAP, the Company calculated and recognized a beneficial conversion feature on the grant date equal to the intrinsic value of the conversion feature.

The following table represents the effects of the restated statements as of September 30, 2011 and December 31, 2011:

	Restated 9/30/2011	Original 9/30/2011	Restated 12/31/2011	Original 12/31/2011
Sales	-	-	-	-

Loss	(737,206)	(687,014)	(996,265)	(844,074)

Common Stock	69,574	69,574	71,724	71,724

Paid in Surplus	9,107,537	8,922,577	9,387,787	9,120,227

Retained Deficit	(1,948,681)	(1,898,489)	(2,207,740)	(2,055,549)

Earnings Per Share	(0.0108)	(0.0100)	(0.0143)	(0.0121)

Convertible Debenture	471,347	656,640	451,108	619,000

Interest Expense	53,719	3,527	121,085	7,054

Other Assets	-	34,313	-	30,787

Note 4 - Federal income tax:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Federal income tax:

Note 4 - Federal income tax:

We follow Accounting Standards Codification regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision for refundable Federal income tax consists of the following:

	2010	2011
Refundable Federal income tax attributable to:
Current operations	$(362,462)	$(338,730)
Less, Nondeductible expenses	-0-	-0-
-Less, Change in valuation allowance	362,462	338,730
Net refundable amount	-	-

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2010	2011
Deferred tax asset attributable to:
Net operating loss carryover	$411,902	$748,592
Less, Valuation allowance	(411,902)	(748,592)
Net deferred tax asset	-	-

At December 31, 2011, an unused net operating loss carryover approximating $2,207,740 is available to offset future taxable income; it expires beginning in 2025.

Note 5 - Cumulative sales of stock:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Cumulative sales of stock:

Note 5 – Cumulative sales of stock:

Since its inception, we have issued shares of common stock as follows:

On August 8, 2005, our Directors authorized the issuance of 2,000,000 founder shares at par value of $0.001. These shares are restricted under rule 144 of the Securities Exchange Commission.

On August 28, 2005, our Directors authorized the issuance of 2,000,000 shares of common stock at a price of $0.001 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On July 14, 2006, our Directors authorized the issuance of 1,100,000 shares of common stock at a price of $0.002 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On August 21, 2008, our Directors authorized the issuance of 1,500,000 shares of common stock at a price of $0.04 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On November 18, 2009, our Directors authorized the issuance of 200,000 shares of common stock at a price of $0.25 per share as fully paid and non-assessable to the subscriber. These shares are not restricted and are free trading.

On February 18, 2010 the Company and the Shareholders consented to and authorized an 8 for 1 forward stock split and adjusted the par value to $0.001 per share.

In March 2010, the Company issued 4,800,000 common stock shares at prices ranging from $0.95 to $1.65 per share for the purchase of mining claims. These shares are restricted.

As part of purchase of mining claims the Company has committed to the issuance of 750,000 shares of common stock at a price of $1.65. The Company has recorded this as a stock subscription payable. 250,000 shares were issued in April 2010 and an additional 250,000 shares were issued in July 2010. The remaining shares were issued in December 2010.

On March 30, 2010, the Company issued 83,333 shares of common stock at a price of $1.20 per share. This was part of a private placement offering that included a stock warrant to purchase additional shares of stock for $1.60 per share.

During April 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

On April 26, 2010 the Company purchased the mining rights from Nevada Alaska Mining Co. for stock and cash. The agreement includes the issuance of 400,000 shares at a price of $1.72 per share. These shares were originally recorded as a subscription payable but have been fully issued in July 2010.

During June 2010, the Company issued 45,000 shares of stock to three advisors at a price of $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During June 2010, the Company submitted drawdown notices of $500,000 in regards to their financing agreement with Sunrise Energy Investments.

During June 2010, the Company issued 20,000 shares of stock to one advisor at $0.71 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During July 2010, the Company submitted drawdown notices of $200,000 in regards to their financing agreement with Sunrise Energy Investments.

During September 2010, the Company issued 65,000 shares of stock to four advisors at a price of $0.32 per share. The amount will be granted every three months and priced at the current market price. These shares are restricted.

During September 2010, the Company issued 300,000 shares of stock at $0.32 per share, per the finder’s fee agreement on its Paymaster Master Claim, Nevada.

On October 10, 2010, the Company issued 250,000 shares of stock at $0.26 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On December 20, 2010, the Company issued 45,000 shares at $0.29 per share as part of the advisory agreements.

On January 21, 2011, the Company issued 20,000 shares at $0.29 per share as part of the advisory agreements.

On March 7, 2011, the Company issued 751,880 shares at $0.40 to Sunrise Energy Investments as part of the financing agreement draw down.

On March 23, 2011, the Company issued 45,000 shares at $0.37 to three advisors as part of the advisory agreements.

On May 3, 2011, the Company issued 270,000 shares at $0.35, 20,000 to two advisors per their advisory agreements and 250,000 as part of the consultancy agreement.

On June 15, 2011, the Company issued 45,000 shares at $0.25 to three advisors as part of their advisory agreements.

On September 21, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 300,000 shares at $0.124 and reduced the note payable by $37,200.

On September 23, 2011, the Company issued 65,000 shares at $0.18 to four advisors as part of their advisory agreements.

On September 23, 2011, the Company issued 200,000 shares at $0.18 as part of the purchase agreement for Clayton Deep extension.

On September 23, 2011, the Company issued 400,000 shares at $0.18 as part of the purchase agreement for Jackson Wash.

On September 29, 2011, JMJ Financial converted part of their convertible debenture. The Company issued 200,000 shares at $0.12 and reduced the note payable by $24,000.

On October 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 400,000 shares at $0.112 and reduced the note payable by $44,800.

On November 8, 2011, the Company issued 250,000 shares of stock at $0.14 per share, as part of the consultancy agreement. The amount will be granted every six months at its current trading price. These shares are restricted.

On November 11, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 500,000 shares at $0.08 and reduced the note payable by $40,000.

On November 22, 2011 JMJ Financial converted part of their convertible debenture. The Company issued 1,000,000 shares at $0.08 and reduced the note payable by $80,000.

On January 3, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 3,500,000 shares at $0.0352 and reduced the note payable by $123,200.

On January 30, 2012, The Company issued $1,149,425 at $0.087 to TCA Global as part of the financing agreement.

On February 9, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,800,000 shares at $0.06 and reduced the note payable by $108,000.

On February 24, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares at $0.048 and reduced the note payable by $96,000

On March 13, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares at $0.04688 and reduced the note payable by $93,760.

On March 14, 2012, the Company issued 50,000 shares at $0.06 to three advisors as part of their advisory agreements.

On March 21, 2012, the Company issued 225,000 shares at $0.08 to GeoXplor as part of the renegotiation of the payment plan on the purchase of mining property.

Note 6 - Employment and Consulting Agreements:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Employment and Consulting Agreements:

Note 6 – Employment and Consulting Agreements:

On March 12, 2010 the Company entered into an employment contract with their Chief Executive Officer to pay this individual a guaranteed monthly fee of $6,500 for 36 months.

On March 12, 2010 the Company entered into a consulting agreement for $100,000 and 100,000 shares of stock in which the Company will pay $40,000 on signing and six equal installments of $10,000 monthly. As of December 31, 2010, $100,000 of this agreement has been paid and the 100,000 shares have been issued.

On October 8, 2010, The Company renewed its consultancy agreement for an additional 24 months at $5,000 per month. The Company will also issue 250,000 shares of common stock every six months.

Note 7 - Financing Agreement:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Financing Agreement:	Note 7 – Financing Agreement: On March 28, 2010 the Company entered into a financing agreement with Sunrise Energy Investment Ltd. The Company will sell up to $10,000,000 of its common stock.

Note 8 - Mining Rights:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Mining Rights:

Note 8 – Mining Rights:

In September 2008, the Company purchased the Kodiak Lode Mining Claim for $7,500. The mining claim is in the Sunset Mining District in the extreme southern portion of the State of Nevada. The claim is on 20.66 acres and includes gold, silver, copper and lead. The full mining claim was recorded as a period expense.

On March 2, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc. The purchase is funded by restricted common stock shares. The total purchase price was $2,280,000

On March 12, 2010 the Company entered into an agreement to purchase 78 mining claims comprising of nearly 6,000 acres with GeoXplor Corporation. The total purchase price was $1,678,000.

On March 22, 2010 the Company entered into an agreement to purchase 100% net revenue in assets of Power Mining Ventures, Inc located in southwestern Australia. The purchase is funded by restricted common shares and cash. The total purchase price was $2,340,000.

On April 26, 2010 the Company entered into an agreement to purchase from Nevada Alaska Mining Company, Inc., the Clayton Deep and Full Monty properties situated in Nevada, USA, and comprising 138 claims. The purchase was funded by restricted common stock and cash. The total purchase price was $813,000.

On September 23, 2011 the Company entered into an agreement to purchase from Nevada Alaska Mining Company, Inc., an extension to its Clayton Deep property situated in Nevada, USA, comprising 17 claims. The purchase was funded by restricted common stock and cash. The total purchase price was $42,000.

On September 23, 2011 the Company entered into an agreement to purchase from Robert Craig and Barbara Anne Craig the Jackson Wash property situated in Nevada, USA, comprising 66 claims. The purchase was funded by restricted common stock. The total purchase price was $72,000.

Note 9 - Notes Payable:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Notes Payable:

Note 9 – Notes Payable:

The Company has notes payable for the purchase of mining rights. These amounts are all payable within one year and carry no rate of interest. The balance of this note was paid off in July 2011.

The Company has a note payable with one of its shareholders. The note is due on February 1, 2012 and carries and interest rate of 8%. The note also has an option to convert to common stock at a price of $0.05 per share. On April 22, 2010, the Company issued 4,800,000 shares of post split shares in exchange for this note.

Note 10 - Convertible Debentures:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Convertible Debentures:

Note 10 – Convertible Debentures:

On June 29, 2011, The Company entered into a 12% Note Purchase Agreement with JMJ Financial in which the Company issued to JMJ Financial a convertible promissory note in the amount of $1,850,000. On July 7, 2011, the Company issued an additional convertible promissory note of $54,400 with original issue discount of $4,400. These notes are convertible into shares of the Company’s common stock based on 80% of the lowest trade price in the 25 days pervious to the conversion. The Notes have a maturity of three years and each bear an 8% one-time original issue discount interest charge, payable on issuance.

As of December 31, 2011 the Company has received proceeds from these notes totaling $845,000 with a total amount due at maturity of $919,360 Additionally, the company recorded the intrinsic value of the beneficial conversion feature on the grant date. As of December 31, 2011the convertible debentures had an unamortized discount of $154,925.

During 2011, JMJ Financial converted a portion of their convertible debenture into common stock. The Company issued 2,400,000 shares of stock and reduced their convertible note payable by $226,000. The balance of these notes at December 31, 2011 was $451,108, net of $52,368 in original issue discount and $154,925 of intrinsic bond discount.

During 2012, JMJ Financial converted a portion of their convertible debenture into common stock. The company issued 9,300,000 shares of stock and reduced their convertible note payable by $420,960. Additionally, the company incurred a conversion penalty of $8,851, which was recorded as interest expense and added to the liability. The balance of the notes at March 31, 2012 was $181,701.

On January 30, 2012 the Company entered into a security agreement with TCA Global Credit Master Fund LP, related to a $250,000 convertible promissory note. The security agreement grants to TCA a continuing, first priority security interest in all of the Company’s assets. The note bears interest at 12% and is convertible into shares of the Company’s common stock at a price equal to 95% of the lowest daily volume weighted average price. The balance of this note on March 31, 2012 was $250,000.

As part of the financing agreement, the Company issued 1,149,425 shares as a loan fee.

Note 11 - Placement Agent:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Placement Agent:

Note 11 – Placement Agent:

On July 22, 2011, the registrant entered into a letter engagement with MidSouth Capital, Inc. to act as a non-exclusive financial advisor, investment bank and placement agent on a best efforts basis.

MidSouth agrees to introduce the registrant to certain potential investor candidates. Upon written request from the registrant, MidSouth may designate independent counsel to prepare the appropriate documents, including subscription and escrow agreement, with regard to the terms of any financial transactions and the closing thereof. The registrant is responsible for any and all reasonable expenses associated with the offering and the closing documents, escrow and escrow agent. However incurrence of all such expenses shall require the prior written consent for those expenses from the registrant.

Note 12 - Subsequent Events:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Subsequent Events:

Note 12 – Subsequent Events:

On April 11, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares of common stock.

On April 25, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,300,000 shares of common stock.

On May 7, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,200,000 shares of common stock.

Note 13 - New accounting pronouncements:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
New accounting pronouncements:

Note 13 - New accounting pronouncements:

Recent Accounting Pronouncements

In December 2010, the FASB issued updated guidance on when and how to perform certain steps of the periodic goodwill impairment test for public entities that may have reporting units with zero or negative carrying amounts. This guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010, with early adoption prohibited.  The adoption of this standard update did not impact the Company’s consolidated financial statements.

In May 2011, the FASB issued guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption by public entities prohibited. The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued new guidance on the presentation of comprehensive income that will require a company to present components of net income and other comprehensive income in one continuous statement or in two separate, but consecutive statements. There are no changes to the components that are recognized in net income or other comprehensive income under current GAAP. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted.  The Company is currently evaluating this guidance, but does not expect its adoption will have a material effect on its consolidated financial statements.